Net Loss per Share (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	4,612,373	4,836,694	4,761,617	222,095
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	805,361	1,199,505	438,248	6,030
Series A- Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				18,596
Series B Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				13,905
Series B Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				21,114
SeriesC One Redeemable Convertible Preferred Stock [Member] | Mab Vax [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				55,736
Series A- One Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				100,359
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations				6,355
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			2,587,717
Series E Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			450,446
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations			310,926
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net loss per common share calculations	384,195	632,310	974,280